Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2015
CASH AND CASH EQUIVALENTS [Abstract]
Cash and cash equivalents

	June 30, 2015	December 31, 2014
Cash on hand and at banks	$26,505	$79,103
Short-term deposits and highly liquid funds	336	20,392
Total cash and cash equivalents	$26,841	$99,495